Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Thousands	Total	Share capital [member]	Share premium [member]	Treasury shares [member]	Retained earnings [member]	Other components of equity - Available-for-sale revaluation reserve [member]	Other components of equity - Foreign currency translation reserve [member]	Stock options [member]
Beginning balance at Jan. 01, 2016	¥ 2,305,856	¥ 1,254,341	¥ 534,854	¥ (63)	¥ 481,605	¥ 100		¥ 35,019
Net profit	577,828				577,828
Other comprehensive income (loss), net of tax	1,763					(1,950)	¥ 3,713
Total comprehensive income (loss), net of tax	579,591				577,828	(1,950)	3,713
Issuance of share capital	57,985	27,640	30,345
Stock options	38,866				7,398			31,468
Dividends	(195,430)				(195,430)
Ending balance at Dec. 31, 2016	2,786,868	1,281,981	565,199	(63)	871,401	(1,850)	3,713	66,487
Net profit	1,144,817				1,144,817
Other comprehensive income (loss), net of tax	3,619					3,002	617
Total comprehensive income (loss), net of tax	1,148,436				1,144,817	3,002	617
Issuance of share capital	438,363	203,494	234,869
Stock options	23,779				581			23,198
Purchase of treasury shares	(67)			(67)
Dividends	(300,021)				(300,021)
Ending balance at Dec. 31, 2017	4,097,358	1,485,475	800,068	(130)	1,716,778	1,152	4,330	89,685
Net profit	320,377				320,377
Other comprehensive income (loss), net of tax	(21,620)					(2,714)	(18,906)
Total comprehensive income (loss), net of tax	298,757				320,377	(2,714)	(18,906)
Issuance of share capital	106,301	47,349	58,952
Stock options	100,560				46,967			53,593
Purchase of treasury shares
Dividends	(621,158)				(621,158)
Ending balance at Dec. 31, 2018	¥ 3,981,818	¥ 1,532,824	¥ 859,020	¥ (130)	¥ 1,462,964	¥ (1,562)	¥ (14,576)	¥ 143,278